Lease Commitments - - Schedule of Future Minimum Fixed Lease Obligations Under Operating Leases (Details) - USD ($) $ in Thousands	Sep. 26, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
2021	$ 1,705
2022/2021	6,485	$ 4,543
2023/2022	5,036	3,278
2024/2023	3,679	2,695
2025/2024	2,752	1,760
2025		1,242
Thereafter	$ 11,045
Thereafter		$ 3,863